Long-term debt - Financial Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	$ 962.6
Borrowings	0.0
Repayments	(59.8)
Fair Value changes	219.5
Interest & Accretion	31.1
Liabilities arising from financing activities at end of period	1,153.3
Long-term debt
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	394.9
Borrowings	0.0
Repayments	0.0
Fair Value changes	0.0
Interest & Accretion	1.1
Liabilities arising from financing activities at end of period	396.0
Interest payable
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	14.1
Borrowings	0.0
Repayments	(30.0)
Fair Value changes	0.0
Interest & Accretion	30.0
Liabilities arising from financing activities at end of period	14.1
Rainy River gold stream obligation
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	174.7
Borrowings	0.0
Repayments	(29.8)
Fair Value changes	55.0
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	199.9
New Afton free cash flow interest obligation
Long Term Debt [Line Items]
Liabilities arising from financing activities at beginning of period	378.9
Borrowings	0.0
Repayments	0.0
Fair Value changes	164.5
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	$ 543.4